Summary of Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	$ 207	$ 3,192
Debt termination expense		267
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	(207)	3,192
Debt termination expense	$ 0	$ 267